Long-term debt and other financial liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Long-term debt (Table)
Facility	June 30, 2026	December 31, 2025
Loans	$1,976,571	$1,788,115
Less: Deferred finance costs, net	(10,795)	(8,059)
Total long-term debt	1,965,776	1,780,056
Less: Current portion of debt	(244,004)	(295,490)
Add: Deferred finance costs, current portion	2,681	2,797
Long-term debt, net of current portion and deferred finance costs	$1,724,453	$1,487,363

Long-term debt - Weighted-Average Interest Rates (Table)
Three months ended June 30, 2026	4.75%	Six months ended June 30, 2026	4.86%
Three months ended June 30, 2025	5.74%	Six months ended June 30, 2025	5.83%

Long-term debt - Principal Payments (Table)
Period/ Year	Amount
July to December 2026	$100,164
2027	362,188
2028	298,879
2029	342,253
2030	130,197
2031 and thereafter	742,890
$1,976,571

Long-term debt and other financial liabilities - Other financial liabilities, net (Table)
	June 30, 2026	December 31, 2025
Other financial liabilities	$137,592	$142,256
Less: Deferred finance costs, net	(1,191)	(1,337)
Total other financial liabilities	136,401	140,919
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	275	287
Other financial liabilities, net of current portion and deferred finance costs	$127,348	$131,878

Long-term debt and other financial liabilities - Schedule of annual lease liability (Table)
Period/ Year	Amount
July to December 2026	$4,665
2027	9,328
2028	9,328
2029	9,328
2030	9,328
2031 and thereafter	95,615
$137,592